Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical corporate computer networks, third party hosted services and production computing environment utilized to provide our services, and our critical data, including our intellectual property, confidential information that is proprietary, strategic or competitive in nature, and customer-related data (“Information Systems and Data”).
Our Vice President, Global Head of Information Technology and Chief Information Security Officer and our Security Steering Committee (which includes our Chief Financial Officer; Chief Product, Technology, and Strategy Officer; Senior Vice President of Engineering; and General Counsel and Chief Compliance Officer), identify, assess and manage the Company’s cybersecurity threats and risks (the “Cybersecurity Function”). Various individuals that are part of the Cybersecurity Function help identify and assess risks from cybersecurity threats by monitoring and evaluating our threat environment and risk profile using various methods including, for example: manual tools, internal and/or external audits, automated tools, conducting threat assessments for internal and external threats, subscribing to reports and services that identify cybersecurity threats, analyzing reports of threats and threat actors, conducting vulnerability assessments to identify vulnerabilities, conducting scans of the threat environment, use of external intelligence feeds, evaluating our and our industry’s risk profile, third-party-conducted red/blue team testing and tabletop incident response exercises, and evaluating threats reported to us.
Depending on the particular environment and systems, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example: an incident response plan and/or incident response policy, asset management, tracking and disposal, incident detection and response, systems monitoring, vulnerability management policy, vendor management program, disaster recovery/business continuity plans, employee training, risk assessments, penetration testing, cybersecurity insurance, encryption of data, dedicated cybersecurity staff/officer, network security controls, asset management, tracking and disposal, data segregation, and access controls.
Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes. For example, the security organization works with management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business, and our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the Audit Committee of the Board of Directors, which evaluates our overall enterprise risk.
We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including for example, professional services firms, penetration testing firms, threat intelligence service providers, dark web monitoring services, and cybersecurity consultants.
We use third-party service providers to perform a variety of functions throughout our business, such as application providers and hosting companies. We have a vendor management program to manage cybersecurity risks associated with our use of these providers. We conduct a cybersecurity risk assessment for vendors that manage, host or process our Information Systems and Data. Depending on the vendor, the program includes a security assessment questionnaire, a review of existing security assessments or reports related to the vendor and the use of third-party risk assessment services and scoring. Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider.
For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors under Part 1. Item 1A. Risk Factors in this Annual Report on Form 10-K, including the section referred to as: “If our information technology systems or data, including the personal information and other sensitive information we process, or the information technology systems or data of third parties with whom we work, are or were comprised or affected by a cybersecurity incident, we could experience adverse consequences, including, but not limited to, additional costs, loss of revenue, significant liabilities, harm to our brand, material disruption of our operations and other adverse consequences.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical corporate computer networks, third party hosted services and production computing environment utilized to provide our services, and our critical data, including our intellectual property, confidential information that is proprietary, strategic or competitive in nature, and customer-related data (“Information Systems and Data”).

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors addresses our cybersecurity risk management as part of its general oversight function.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors’ Audit Committee is responsible for overseeing our cybersecurity risk management processes, including oversight of management’s assessment and mitigation of risks from cybersecurity threats
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In addition, our incident response and vulnerability management processes include reporting to the Audit Committee for certain cybersecurity incidents.
The Audit Committee receives regular reports from various individuals that are part of the Cybersecurity Function concerning our significant cybersecurity threats and risks and the processes we have implemented to address them. The Audit
Committee and the full Board also has access to various reports, summaries or presentations related to cybersecurity threats, risks and mitigation.
Cybersecurity Risk Role of Management [Text Block]
Our cybersecurity risk assessment and management processes are implemented and maintained by certain members of our management, including our Vice President, Global Head of Information Technology and Chief Information Security Officer and our Security Steering Committee. Our current Vice President, Global Head of Information Technology and Chief Information Security Officer has over a decade of IT management experience and cybersecurity management experience and is currently an ISACA Certified Information Security Manager (CISM). He reports directly to our Chief Financial Officer.
Various individuals that are part of our Cybersecurity Function are responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into our overall risk management strategy, and communicating key priorities to relevant personnel, approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.
Our cybersecurity incident response and vulnerability management processes are designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including various management personnel that are part of the Cybersecurity Function, and our General Counsel and Chief Compliance Officer, Chief Financial Officer, and Chief Executive Officer. Various individuals that are part of the Cybersecurity Function, and our General Counsel and Chief Compliance Officer, Chief Financial Officer and Chief Executive Officer, work with our incident response team to help mitigate and remediate cybersecurity incidents of which they are notified.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk assessment and management processes are implemented and maintained by certain members of our management, including our Vice President, Global Head of Information Technology and Chief Information Security Officer and our Security Steering Committee.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our current Vice President, Global Head of Information Technology and Chief Information Security Officer has over a decade of IT management experience and cybersecurity management experience and is currently an ISACA Certified Information Security Manager (CISM). He reports directly to our Chief Financial Officer.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Various individuals that are part of our Cybersecurity Function are responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into our overall risk management strategy, and communicating key priorities to relevant personnel, approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.
Our cybersecurity incident response and vulnerability management processes are designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including various management personnel that are part of the Cybersecurity Function, and our General Counsel and Chief Compliance Officer, Chief Financial Officer, and Chief Executive Officer. Various individuals that are part of the Cybersecurity Function, and our General Counsel and Chief Compliance Officer, Chief Financial Officer and Chief Executive Officer, work with our incident response team to help mitigate and remediate cybersecurity incidents of which they are notified. In addition, our incident response and vulnerability management processes include reporting to the Audit Committee for certain cybersecurity incidents.
The Audit Committee receives regular reports from various individuals that are part of the Cybersecurity Function concerning our significant cybersecurity threats and risks and the processes we have implemented to address them. The Audit
Committee and the full Board also has access to various reports, summaries or presentations related to cybersecurity threats, risks and mitigation.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true